Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($) (3)(4)	Value of Initial Fixed $100 Investment based on(5):		GAAP Net Income ($M)	Adjusted EBITDA ($M) (7)(8)
	PEO Sjolund ($) (2)	PEO Atal ($) (2)	PEO Stevenson ($) (2)	PEO Sjolund ($) (3)	PEO Atal ($) (3)	PEO Stevenson ($) (3)(4)			TSR ($)	Peer Group TSR ($) (6)

2025	4,938,095	7,082,591	—	4,892,065	4,755,582	—	2,078,040	1,699,108	45	158	(305)	1,315
2024	—	7,517,830	—	—	6,024,583	0	2,184,264	1,725,178	53	137	71	1,138
2023	—	3,062,549	6,628,660	—	2,578,587	1,888,877	1,602,094	764,609	66	109	(83)	1,007
2022	—	—	4,984,627	—	—	462,885	2,050,507	648,867	85	97	117	1,107
2021	—	—	5,636,586	—	—	8,853,857	2,282,627	3,251,463	127	127	183	1,378

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The following table lists the principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years 2025, 2024, 2023, 2022 and 2021.

Year	PEO	non-PEO NEOs

2025	Martin Sjolund; Vikram A. Atal	Rakesh Sehgal, LaTisha O. Tarrant and R. Owen James
2024	Vikram A. Atal	Rakesh Sehgal, Martin Sjolund, LaTisha O. Tarrant and R. Owen James
2023	Vikram A. Atal; Kevin P. Stevenson	Rakesh Sehgal, Martin Sjolund, LaTisha O. Tarrant, R. Owen James, Peter M. Graham and Laura B. White
2021-2022	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves and Laura B. White

Peer Group Issuers, Footnote	Index TSR reflects the Nasdaq Financial 100.
Adjustment To PEO Compensation, Footnote

	2025
	PEO Sjolund	PEO Atal	Average for non-PEO NEOs

Summary Compensation Table Total(1)	4,938,095	7,082,591	2,078,040
Adjustments(2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(3,312,393)	(5,291,591)	(1,162,200)
Year-end fair value of equity awards granted in the applicable year	3,467,543	4,467,235	993,871
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	(333,291)	(1,422,056)	(183,914)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	$132,111	(80,597)	(26,688)
COMPENSATION ACTUALLY PAID	4,892,065	4,755,582	1,699,108

(1)For our PEOs, Messrs. Sjolund and Atal, these amount represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, the amounts shown represent averages.
	(2)We do not provide any defined benefit or actuarial pension plans to any employee, including our NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.
Non-PEO NEO Average Total Compensation Amount	$ 2,078,040	$ 2,184,264	$ 1,602,094	$ 2,050,507	$ 2,282,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,699,108	1,725,178	764,609	648,867	3,251,463
Adjustment to Non-PEO NEO Compensation Footnote

	2025
	PEO Sjolund	PEO Atal	Average for non-PEO NEOs

Summary Compensation Table Total(1)	4,938,095	7,082,591	2,078,040
Adjustments(2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(3,312,393)	(5,291,591)	(1,162,200)
Year-end fair value of equity awards granted in the applicable year	3,467,543	4,467,235	993,871
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	(333,291)	(1,422,056)	(183,914)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	$132,111	(80,597)	(26,688)
COMPENSATION ACTUALLY PAID	4,892,065	4,755,582	1,699,108

(1)For our PEOs, Messrs. Sjolund and Atal, these amount represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, the amounts shown represent averages.
	(2)We do not provide any defined benefit or actuarial pension plans to any employee, including our NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Net Income, as adjusted
Adjusted EBITDA

Total Shareholder Return Amount	$ 45	53	66	85	127
Peer Group Total Shareholder Return Amount	158	137	109	97	127
Net Income (Loss)	$ (305,000,000)	$ 71,000,000	$ (83,000,000)	$ 117,000,000	$ 183,000,000
Company Selected Measure Amount	1,315,000,000	1,138,000,000	1,007,000,000	1,107,000,000	1,378,000,000
PEO Name		Vikram A. Atal		Kevin P. Stevenson	Kevin P. Stevenson
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Messrs. Sjolund, Atal and Stevenson and (ii) the average of the total compensation reported in the Summary Compensation Table for non-PEO NEOs for each applicable year. To calculate compensation actually paid in accordance with SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments made in 2025 for Messrs. Sjolund, Atal and Stevenson for the average of the non-PEO NEO is set forth following the footnotes to this table.Compensation actually paid differs from that reported for 2022 due to a minor correction in a formulaic equation performed in 2023.Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Any dividends paid related to the stocks comprising the Nasdaq Financial 100 are assumed to be reinvested. Historical stock price performance is not necessarily indicative of future stock price performance
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income, as adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As noted in the CD&A, the Compensation Committee considered various key financial metrics when it determined Annual Bonus Plan payouts. The Compensation Committee selected Adjusted EBITDA as the Company Selected Measure. It is an important supplemental measure of operations and financial performance, as it excludes certain items whose fluctuations from period to period do not necessarily correspond to changes in the operations of our business. Adjusted EBITDA is calculated as net income (or loss) attributable to PRA Group, Inc. plus income tax expense (or less income tax benefit); less foreign exchange gain (or plus foreign exchange loss); plus interest expense, net; plus other expense; plus depreciation and amortization; plus impairment of real estate; plus goodwill impairment; plus net income attributable to noncontrolling interests; less gain on sale of equity method investment; and plus recoveries collected and applied to Finance receivables, net less Changes in expected recoveries. Refer to “Non-GAAP Measures” in Appendix A to this Proxy Statement.
Martin Sjolund [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,938,095
PEO Actually Paid Compensation Amount	$ 4,892,065
PEO Name	Martin Sjolund
Vikram A. Atal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,082,591	$ 7,517,830	$ 3,062,549
PEO Actually Paid Compensation Amount	$ 4,755,582	$ 6,024,583	$ 2,578,587
PEO Name	Vikram A. Atal		Vikram A. Atal
Kevin P. Stevenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,628,660	$ 4,984,627	$ 5,636,586
PEO Actually Paid Compensation Amount			$ 1,888,877	$ 462,885	$ 8,853,857
PEO Name			Kevin P. Stevenson
PEO | Martin Sjolund [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,312,393)
PEO | Martin Sjolund [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,467,543
PEO | Martin Sjolund [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,291)
PEO | Martin Sjolund [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,111
PEO | Vikram A. Atal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,291,591)
PEO | Vikram A. Atal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,467,235
PEO | Vikram A. Atal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,422,056)
PEO | Vikram A. Atal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,597)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,162,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	993,871
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,914)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,688)